Other capital reserve - Changes in 2016 Stock Option and Incentive Plan (Details)	12 Months Ended
	Mar. 31, 2018 USD ($) Options	Mar. 31, 2018 INR (₨) Options	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Minimum
Valuation inputs
Risk-free interest rate	2.31%	2.31%
Expected volatility	36.10%	36.10%
Expected life of share options	2 years 6 months 7 days	2 years 6 months 7 days
Maximum
Valuation inputs
Weighted average Fair value of ordinary share at the measurement date | $	$ 7.09
Risk-free interest rate	2.42%	2.42%
Expected volatility	36.55%	36.55%
Expected life of share options	4 years 11 months 12 days	4 years 11 months 12 days
Dividend Yield	0.00%	0.00%
2016 Plan | Options
Number of shares
Granted during the year | Options	337,749	337,749
Number of options outstanding at the end of the year | Options	337,749	337,749
Vested and not exercised | Options		18,550
Weighted average exercise price of share options
Granted during the year		₨ 591.99
Options outstanding at the end of the year		591.99
Vested and not exercised		₨ 606.26
Weighted average remaining contractual life	6 years 1 month 2 days	6 years 1 month 2 days	0 years
Share based compensation cost		₨ 7,748,000	₨ 0	₨ 0
2016 Plan | Options | Minimum
Weighted average exercise price of share options
Exercise price		508.51
2016 Plan | Options | Maximum
Weighted average exercise price of share options
Exercise price		₨ 651.10